Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
Future lease payments for our California noncancelable operating lease as of June 30, 2022 and a reconciliation to the carrying amount of the operating lease liability presented in the condensed consolidated balance sheet as of June 30, 2022 is as follows:

Years Ending December 31,	Amounts
2022 (remaining 6 months)	$429
2023	878
2024	914
2025	950
2026	905

Total undiscounted payments due under operating leases	4,076
Less imputed interest	(619)

Total	$3,457

Current operating lease liability	$625
Non-current operating lease liability	2,832

Total	$3,457

Schedule of Future Minimum Rental Payments for Operating Leases
For comparable purposes, aggregate future minimum
non-cancellable
commitments under leases as of December 31, 2021, are as follows:

Years Ending December 31,	Amounts

2022 (remaining 6 months)	$538
2023	878
2024	914
2025	950
2026	905

Total	$4,185